SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Balance - Beginning of period	$ 273,875	$ 428,021
Interest expense	6,742	36,711
Lease Payments	(47,714)	(190,857)
Balance - Ending of period	232,903	273,875
Current lease liabilities	125,926	143,624
Non-current lease liabilities	106,977	130,251
Lease liabilities	$ 232,903	$ 273,875